FINANCIAL INSTRUMENTS (Schedule of fair value measurements of financial liabilities) (Details) - Earn out shares [Member] - USD ($)	Jan. 31, 2023	Jan. 31, 2022
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	$ 239,700	$ 1,006,368
Fair Value, Inputs, Level 1 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Financial Liabilities Fair Value Disclosure [Abstract]
Financial liabilities	$ 239,700	$ 1,006,368